Income Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 4,550,380	$ 4,305,806
Less: Valuation allowance	(4,550,380)	(4,305,806)
Net deferred tax assets	$ 0	$ 0